Guarantees and Commitments (Tables)	12 Months Ended
Dec. 31, 2015
Guarantees [Abstract]
Schedule of Guarantor Obligations [Table Text Block]
Guarantees are defined as contracts or indemnification agreements that contingently require us to make payments to third parties based on changes in the underlying agreements with the guaranteed parties. The following summarizes our outstanding guarantees, including those of our discontinued operations, made to third parties on our Consolidated Balance Sheet, for the periods shown.

	2015		2014
December 31, ($ in millions)	Maximum liability	Carrying value of liability	Maximum liability	Carrying value of liability
Standby letters of credit and other guarantees	$208	$13	$268	$19

Financing Commitments [Table Text Block]
The contractual commitments were as follows.

December 31, ($ in millions)	2015	2014
Commitments to provide capital to investees (a)	$132	$66
Construction-lending commitments (b)	197	110
Home equity lines of credit (c)	358	371
Unused revolving credit line commitments and other (d)	1,445	1,284

(a)	We are committed to contribute capital to certain investees. The fair value of these commitments is considered in the overall valuation of the underlying assets with which they are associated.

(b)	The fair value of these commitments is considered in the overall valuation of the related assets.

(c)	We are committed to fund the remaining unused balances on home equity lines of credit.

(d)	The unused portion of revolving lines of credit reset at prevailing market rates and, as such, approximate market value.

Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Future minimum rental payments required under operating leases, primarily for real property, with noncancelable lease terms expiring after December 31, 2015, are as follows.

Year ended December 31, ($ in millions)
2016	$39
2017	34
2018	31
2019	31
2020	29
2021 and thereafter	99
Total minimum payment required	$263

Long-term Purchase Commitment [Table Text Block]
We have entered into multiple agreements for information technology, voice and communication technology, and related maintenance. Many of the agreements are subject to variable price provisions, fixed or minimum price provisions, and termination or renewal provisions.

Year ended December 31, ($ in millions)
2016	$47
2017 and 2018	51
2019 and thereafter	3
Total future payment obligations	$101